Company financial information - Maturity analysis of borrowings (Details) € in Millions, $ in Millions	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)
Maturity analysis of borrowings including related party borrowings
Borrowings		$ 9,605		$ 10,076
Later than five years
Maturity analysis of borrowings including related party borrowings
Borrowings		$ 5,544		$ 8,919
ARD Finance S.A.
Maturity analysis of borrowings including related party borrowings
Borrowings | €	€ 1,512		€ 1,479